Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts [Table Text Block]
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE V—VALUATION AND QUALIFYING ACCOUNTS
(in millions)

Description	Balance at Beginning of Period	Charges to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
2013
Allowance on income taxes	$10.1	$23.5	$68.6	$—	$102.2
Valuation allowance for mortgage loans	11.6	1.9	—	3.4	10.1
2012
Allowance on income taxes	$8.6	$—	$1.6	$0.1	$10.1
Valuation allowance for mortgage loans	11.8	6.3	—	6.5	11.6
2011
Allowance on income taxes	$3.9	$—	$5.4	$0.7	$8.6
Valuation allowance for mortgage loans	6.2	9.5	—	3.9	11.8